UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2010

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         August 16, 2010

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total: $931637









A D C TELECOMMUNICATIONS	NOTE 3.500% 7/1 	  000886AF8		  6308	        8650000	    PRN

ADVANCED MICRO DEVICES INC	COM 		  007903107		    512	            70000	      SH

ALLIANCE DATA SYSTEMS CORP	NOTE 1.750% 8/0 	  018581AD0		14494	      15000000	    PRN

AMBAC FINL GROUP INC	 	UNIT 99/99/9999 	  023139702		    244	            26600	      SH

AMERICAN INTL GROUP INC	UNIT 99/99/9999 	  026874115		  4507	          474534	      SH

ARVINMERITOR INC	 	FRNT 4.625% 3/0 	  043353AF8		21142	      23425000	    PRN

BIOMARIN PHARMACEUTICAL INC	NOTE 1.875% 4/2 	  09061GAD3		35024	      32373000	    PRN

CEMEX SAB DE CV	 	SPON ADR NEW 	  151290889		  1175	          121496	      SH

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167BZ9		14105	      18086000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167CA3		20778	      27000000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.250%12/1   165167CB1		  1919	        2657000	    PRN

CHINA MED TECHNOLOGIES INC	NOTE 3.500%11/1   169483AB0		  6570	        8000000	    PRN

CIENA CORP	 		NOTE 0.875% 6/1 	  171779AE1		  7081	      11500000	    PRN

CITIGROUP INC	 		UNIT 99/99/9999 	  172967416		27553	          244100	      SH

COMMSCOPE INC	 	NOTE 3.250% 7/0 	  203372AG2		  6523	        6000000	    PRN

COMPUCREDIT HLDGS CORP	NOTE 5.875%11/3   20478NAD2		  5550	      14950000	    PRN

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		32757	      44375000	    PRN

EQUINIX INC	 		NOTE 3.000%10/1   29444UAG1		20608	      22076000	    PRN

EVERGREEN SOLAR INC	 	NOTE 4.000% 7/1 	  30033RAC2		12286	      43109000	    PRN

FIRST BANCORP P R	 	COM 		  318672102		   399	          753027	      SH

FORD MTR CO DEL	 	W EXP 01/01/201 	  345370134		30798	        9871007	      SH

FORD MTR CO DEL	 	NOTE 4.250%11/1   345370CN8		51095	      41000000	    PRN

HERTZ GLOBAL HOLDINGS INC	NOTE 5.250% 6/0 	  42805TAA3		  6010	        4500000	    PRN

ICO GLOBAL COMM HLDGS LTD DE	CL A 		  44930K108		  1401	          870218	      SH

KKR FINANCIAL HLDGS LLC	NOTE 7.500% 1/1 	  48248AAD0		24965	      21780000	    PRN

LDK SOLAR CO LTD	 	NOTE 4.750% 4/1 	  50183LAB3		  8435	      10700000	    PRN

LIBERTY ACQUISITION HLDGS CO	COM 		  53015Y107		11738	        1182086	      SH

LIBERTY ACQUISITION HLDGS CO	W EXP 12/12/201 	  53015Y115		   122	         119600	      SH

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		21941	      42500000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		18338	      41100000	    PRN

LINCARE HLDGS INC	 	DBCV 2.750%11/0   532791AE0		22036	      18510000	    PRN

LINCARE HLDGS INC	 	NOTE 2.750%11/0   532791AF7		36364	      29600000	    PRN

MGIC INVT CORP WIS	 	COM 		  552848103		  2359	          342340	      SH

MANNKIND CORP			NOTE 3.750%12/1   56400PAA0		  9480	      15739000	    PRN

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		  3875	        3978000	    PRN

MICRON TECHNOLOGY INC	NOTE 4.250%10/1   595112AJ2		34978	      19500000	    PRN

MICROSOFT CORP	 	COM 		  594918104		  4823	          209604	      SH

MYLAN INC	 		NOTE 3.750% 9/1 	  628530AJ6		27624	      19408000	    PRN

NEWELL RUBBERMAID INC	NOTE 5.500% 3/1 	  651229AH9		45561	      25000000	    PRN

NOVAGOLD RES INC	 	NOTE 5.500% 5/0 	  66987EAA5		12839	      12924000	    PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		13689	      16439000	    PRN

POWERWAVE TECHNOLOGIES INC	NOTE 3.875%10/0   739363AF6		  5948	        8250000	    PRN

PROLOGIS	 		NOTE 2.625% 5/1 	  743410AS1		  5801	        6441000	    PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF T 	  780097713		  1532	          126480	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N   780097770		    844	            75721	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF M 	  780097796		  2948	          266561	      SH

SEALY CORP	 		SR SECD 3RD 8%   812139400		  5206	            67564	    PRN

SUNPOWER CORP	 	DBCV 4.750% 4/1 	  867652AC3		27501	      34638000	    PRN

SYNOVUS FINL CORP	 	UNIT 99/99/9999 	  87161C204		    885	           36150	      SH

TTM TECHNOLOGIES INC	 	NOTE 3.250% 5/1 	  87305RAC3		  8935	      10000000	    PRN

TREX CO INC	 		NOTE 6.000% 7/0 	  89531PAA3		  8926	        7945000	    PRN

UAL CORP	 		NOTE 4.500% 6/3 	  902549AH7		13685	      14000000	    PRN

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		89612	      36061000	    PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		42195	      58075000	    PRN

US AIRWAYS GROUP INC	 	NOTE 7.250% 5/1 	  911905AC1		34974	      17019000	    PRN

UNITED RENTALS INC	 	NOTE 4.000%11/1   911363AL3		11225	      10500000	    PRN

VERISIGN INC	 		SDCV 3.250% 8/1 	  92343EAD4		23382	      26127000	    PRN

VIRGIN MEDIA INC	 	COM 		  92769L101		  8347	          500126	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202 	  989701115		11685	        1669300	      SH



                                                                                   931637